                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.
                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number:__________
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss            Boston, MA                 5/15/08
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

*Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number
28-                    Name
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

            Report Summary:

            Number of Other Included Managers:      8
                                                    ----------

            Form 13F Information Table Entry Total: 10
                                                    ----------

            Form 13F Information Table Value Total: 1,678,127
                                                    ----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number Name
      --- -------------------- ----------------------------------------

       1        28-11209       Bain Capital VI Coinvestment Fund, L.P.
       -        --------       ----------------------------------------

       2        28-11662       Bain Capital VII Coinvestment Fund, LLC
       -        --------       ----------------------------------------

       3        28-11661       Bain Capital VII Coinvestment Fund, L.P.
       -        --------       ----------------------------------------

       4        28-11264       Bain Capital Fund VI, L.P.
       -        --------       ----------------------------------------

       5        28-11659       Bain Capital Integral Investors, LLC
       -        --------       ----------------------------------------

       6        28-11188       Bain Capital Partners VI, L.P.
       -        --------       ----------------------------------------

       7        28-11660       Bain Capital Partners VII, L.P.
       -        --------       ----------------------------------------

       8        28-12292       Bain Capital Integral Investors II, L.P.
       -        --------       ----------------------------------------

                          Bain Capital Investors, LLC
                   Form 13F Information Table as of 3/31/08

                      Column 2 Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
      Column 1        -------- --------- ----------     -------- ---------- -------- ----------------
                      Title of           Shares or       Value   Investment  Other   Voting Authority
Name of Issuer         Class    Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------        -------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC    COM   121208201 17,981,276 SH  497,362     Sole              X
DOMINOS PIZZA INC....    COM   25754A201 15,483,091 SH  208,867     Sole              X
INNOPHOS HOLDINGS INC    COM   45774N108 10,088,040 SH  162,317     Sole              X
NANOSPHERE INC.......    COM   63009F105    254,815 SH    2,207     Sole              X
NEUROMETRIX INC......    COM   641255104     30,813 SH       56     Sole              X
SMTC CORP............    COM
                         NEW   832682207    640,368 SH    1,172     Sole              X
TALEO CORP...........   CL A   87424N104     46,544 SH      903     Sole              X
VONAGE HLDGS CORP....    COM   92886T201    247,371 SH      458     Sole              X
WARNER CHILCOTT          COM
  LIMITED............   CL A   G9435N108 38,045,414 SH  684,817     Sole              X
WARNER MUSIC GROUP
  CORP...............    COM   934550104 24,090,064 SH  119,969     Sole              X